Submission	Oct. 01, 2026
Submission [Line Items]
Central Index Key	0001009891
Registrant Name	AIR INDUSTRIES GROUP
Registration File Number	333-297628
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A